UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—55.9%
Aerospace & defense—0.3%
HEICO Corp., Class A	5,538	733,563

Airlines—1.0%
Southwest Airlines Co.*	45,371	2,788,502

Automobiles—0.5%
Tesla, Inc.*	2,007	1,254,817

Banks—1.4%
Wells Fargo & Co.	82,959	3,875,844

Biotechnology—2.6%
AbbVie, Inc.	49,541	5,608,041
BioMarin Pharmaceutical, Inc.*	15,042	1,162,747
BioNTech SE ADR*	2,411	491,844
		7,262,632
Capital markets—1.3%
Ameriprise Financial, Inc.	9,433	2,451,071
Charles Schwab Corp.	14,181	1,047,267
		3,498,338
Chemicals—1.5%
CF Industries Holdings, Inc.	35,187	1,870,893
Westlake Chemical Corp.	23,148	2,334,939
		4,205,832
Commercial services & supplies—0.6%
Stericycle, Inc.*	22,631	1,777,891

Communications equipment—0.5%
Ciena Corp.*	25,073	1,325,609

Consumer finance—0.6%
Synchrony Financial	33,277	1,577,663

Diversified financial services—0.6%
Voya Financial, Inc.	25,530	1,672,726

Electric utilities—0.9%
NextEra Energy, Inc.	32,046	2,346,408

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—0.4%
Rockwell Automation, Inc.	2,956	779,556
Shoals Technologies Group, Inc., Class A*	10,165	280,554
		1,060,110
Entertainment—1.2%
Netflix, Inc.*	2,379	1,196,185
Take-Two Interactive Software, Inc.*	10,720	1,989,203
		3,185,388
Equity real estate investment trusts—1.1%
Prologis, Inc.	25,500	3,004,920

Food products—2.5%
Bunge Ltd.	35,628	3,093,223
Mondelez International, Inc., Class A	43,190	2,743,861
Oatly Group AB, ADR*	40,900	969,739
		6,806,823
Health care equipment & supplies—1.7%
Abbott Laboratories	10,205	1,190,414
Boston Scientific Corp.*	14,071	598,721
Cooper Cos., Inc.	2,089	821,917
DexCom, Inc.*	2,708	1,000,308
Edwards Lifesciences Corp.*	11,088	1,063,339
		4,674,699
Health care providers & services—1.4%
Laboratory Corp. of America Holdings*	8,015	2,199,957
UnitedHealth Group, Inc.	4,062	1,673,219
		3,873,176
Hotels, restaurants & leisure—2.0%
Airbnb, Inc., Class A*	284	39,874
Booking Holdings, Inc.*	573	1,353,168
McDonald's Corp.	6,086	1,423,454
Starbucks Corp.	22,745	2,590,201
		5,406,697
Insurance—1.9%
Allstate Corp.	11,322	1,546,698
Marsh & McLennan Cos., Inc.	9,602	1,328,437

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
MetLife, Inc.	34,779	2,273,156
		5,148,291
Interactive media & services—3.6%
Alphabet, Inc., Class A*	2,642	6,226,798
Bumble, Inc., Class A*	1,208	57,646
Facebook, Inc., Class A*	4,963	1,631,487
IAC/InterActiveCorp*	4,628	738,027
Match Group, Inc.*	7,048	1,010,542
Vimeo, Inc.*	7,514	315,569
		9,980,069
Internet & direct marketing retail—2.6%
Alibaba Group Holding Ltd., ADR*	2,367	506,443
Amazon.com, Inc.*	1,982	6,388,125
Coupang, Inc.*,1	6,735	274,721
		7,169,289
IT services—3.0%
Akamai Technologies, Inc.*	24,927	2,846,913
Fidelity National Information Services, Inc.	14,939	2,225,612
Visa, Inc., A Shares	13,714	3,117,192
		8,189,717
Life sciences tools & services—1.9%
10X Genomics, Inc., Class A*	3,421	615,780
Bio-Rad Laboratories, Inc., Class A*	3,741	2,253,466
IQVIA Holdings, Inc.*	5,447	1,308,152
PPD, Inc.*	23,684	1,092,306
		5,269,704
Machinery—1.9%
AGCO Corp.	18,035	2,495,503
Ingersoll Rand, Inc.*	57,556	2,857,080
		5,352,583
Media—1.2%
Comcast Corp., Class A	58,799	3,371,535

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—1.3%
Dollar General Corp.	6,194	1,257,134
Dollar Tree, Inc.*	24,583	2,396,843
		3,653,977
Oil, gas & consumable fuels—2.1%
APA Corp.	78,154	1,625,603
ConocoPhillips	12,417	692,124
Williams Cos., Inc.	127,004	3,345,285
		5,663,012
Road & rail—0.4%
Union Pacific Corp.	4,350	977,575

Semiconductors & semiconductor equipment—3.0%
Advanced Micro Devices, Inc.*	14,473	1,158,998
Applied Materials, Inc.	10,050	1,388,207
Marvell Technology, Inc.	22,569	1,090,083
Micron Technology, Inc.*	25,025	2,105,603
NVIDIA Corp.	1,344	873,304
Qorvo, Inc.*	5,365	980,293
Universal Display Corp.	3,277	707,373
		8,303,861
Software—6.8%
Autodesk, Inc.*	5,690	1,626,543
Coupa Software, Inc.*	3,223	767,719
HubSpot, Inc.*	2,798	1,411,255
Microsoft Corp.	28,885	7,212,007
Salesforce.com, Inc.*	8,049	1,916,467
ServiceNow, Inc.*	3,916	1,855,714
Trade Desk, Inc., Class A*	1,382	812,809
VMware, Inc., Class A*	11,826	1,867,207
Zscaler, Inc.*	5,523	1,072,567
		18,542,288
Specialty retail—0.7%
Lowe's Cos., Inc.	9,356	1,822,829

Technology hardware, storage & peripherals—3.0%
Apple, Inc.	52,531	6,545,888

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	23,033	1,732,772
		8,278,660
Trading companies & distributors—0.4%
United Rentals, Inc.*	3,521	1,175,873
Total common stocks (cost—$104,622,800)		153,230,901

Preferred stocks—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0

Exchange traded funds—4.9%
Invesco S&P 500 Equal Weight ETF[1] (cost—$12,243,167)	89,741	13,561,660

	Face amount($)
Asset-backed securities—4.6%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	182,460
Series 2020-2, Class B,
0.970%, due 02/18/26	350,000	353,612
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
0.734%, due 05/15/28[4]	350,000	346,694
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[5]	275,000	279,273
CF Hippolyta LLC,
Series 2020-1, Class A1,
1.690%, due 07/15/60[5]	238,595	243,279
Dell Equipment Finance Trust,
Series 2020-2, Class D,
1.920%, due 03/23/26[5]	275,000	280,791
Series 2021-1, Class D,
1.030%, due 11/23/26[5]	1,000,000	1,001,763

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	19,525	19,647
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	257,064
DT Auto Owner Trust,
Series 2021-1A, Class C,
0.840%, due 10/15/26[5]	325,000	325,136
Series 2021-1A, Class D,
1.160%, due 11/16/26[5]	325,000	325,291
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[5]	133,673	136,406
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[5]	560,000	608,430
Series 2020-1, Class A,
2.040%, due 08/15/31[5]	450,000	470,199
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[5]	350,000	358,125
Series 2020-1A, Class D,
2.260%, due 02/20/30[5]	350,000	358,174
Series 2021-1A, Class D,
1.030%, due 03/20/31[5]	675,000	674,963
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.351%, due 03/17/37[4,5]	150,000	150,304
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
Series 2020-APT1, Class AT1,
1.035%, due 12/16/52[5]	175,000	175,182
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3,
1.317%, due 10/15/52[5]	150,000	150,584
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[5]	325,000	329,164
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[5]	550,000	596,087
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[5]	150,000	153,045
Series 2020-2A, Class B,
2.210%, due 09/14/35[5]	300,000	307,151

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2021-1A, Class A1,
1.550%, due 06/16/36[2,3,5]	600,000	599,842
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[5]	475,000	477,127
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/2[3]	58,225	58,535
Series 2018-2, Class C,
3.350%, due 07/17/2[3]	33,167	33,253
Series 2020-2, Class B,
0.960%, due 11/15/2[4]	350,000	351,975
Series 2021-1, Class D,
1.130%, due 11/16/2[6]	750,000	749,049
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[5]	133,722	135,787
Series 2018-2, Class B,
3.790%, due 04/26/27[5]	127,639	129,269
Series 2018-3, Class B,
4.020%, due 08/25/27[5]	181,117	183,710
Series 2019-1, Class A,
3.240%, due 02/25/28[5]	4,570	4,581
Tesla Auto Lease Trust,
Series 2020-A, Class B,
1.180%, due 01/22/24[5]	150,000	151,659
Series 2020-A, Class D,
2.330%, due 02/20/24[5]	150,000	153,444
Series 2021-A, Class A4,
0.660%, due 03/20/25[5]	700,000	703,049
Series 2021-A, Class D,
1.340%, due 03/20/25[5]	575,000	576,714
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/2[5]	225,000	225,191
Total asset-backed securities (cost—$12,420,376)		12,616,009

Corporate bonds—13.5%
Advertising—0.0%†
Lamar Media Corp.
4.875%, due 01/15/29	5,000	5,263

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Aerospace & defense—0.1%
Raytheon Technologies Corp.
4.125%, due 11/16/28	150,000	170,984
Spirit AeroSystems, Inc.
7.500%, due 04/15/25[5]	20,000	21,400
TransDigm, Inc.
4.625%, due 01/15/29[5]	65,000	64,187
6.375%, due 06/15/26	25,000	25,876
		282,447
Agriculture—0.1%
Philip Morris International, Inc.
2.900%, due 11/15/21	180,000	182,248
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	82,682
		264,930
Airlines—0.1%
American Airlines Group, Inc.
5.000%, due 06/01/22[5]	50,000	49,875
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[5]	30,000	31,575
Delta Air Lines, Inc.
7.000%, due 05/01/25[5]	25,000	29,071
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[5]	30,000	32,934
United Airlines, Inc.
4.375%, due 04/15/26[5]	3,000	3,109
4.625%, due 04/15/29[5]	15,000	15,497
		162,061
Apparel—0.0%†
Hanesbrands, Inc.
5.375%, due 05/15/25[5]	25,000	26,377
William Carter Co.
5.500%, due 05/15/25[5]	30,000	31,613
5.625%, due 03/15/27[5]	10,000	10,475

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Apparel—(concluded)
Wolverine World Wide, Inc.
6.375%, due 05/15/25[5]	30,000	31,912
		100,377
Auto manufacturers—0.2%
Allison Transmission, Inc.
5.875%, due 06/01/29[5]	50,000	54,250
Ford Motor Co.
7.450%, due 07/16/31	40,000	50,500
8.500%, due 04/21/23	30,000	33,488
9.000%, due 04/22/25	100,000	122,177
General Motors Co.
6.600%, due 04/01/36	200,000	269,786
General Motors Financial Co., Inc.
5.200%, due 03/20/23	30,000	32,434
Navistar International Corp.
6.625%, due 11/01/25[5]	35,000	36,193
PM General Purchaser LLC
9.500%, due 10/01/28[5]	42,000	45,885
		644,713
Auto parts & equipment—0.1%
Clarios Global LP
6.750%, due 05/15/25[5]	5,000	5,356
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[5]	5,000	5,339
8.500%, due 05/15/27[5]	33,000	35,887
Dana Financing Luxembourg SARL
5.750%, due 04/15/25[5]	30,000	30,862
Dana, Inc.
4.250%, due 09/01/30	20,000	20,632
5.625%, due 06/15/28	10,000	10,789
Meritor, Inc.
4.500%, due 12/15/28[5]	5,000	5,013
6.250%, due 06/01/25[5]	40,000	42,450
Tenneco, Inc.
5.125%, due 04/15/29[5]	30,000	30,000
7.875%, due 01/15/29[5]	5,000	5,593

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Titan International, Inc.
7.000%, due 04/30/28[5]	5,000	5,211
		197,132
Banks—2.5%
Bank of America Corp.
4.200%, due 08/26/24	120,000	132,671
5.700%, due 01/24/22	550,000	569,356
6.110%, due 01/29/37	350,000	474,386
Series Z,
(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[6]	25,000	28,312
Bank of New York Mellon Corp
1.600%, due 04/24/25	150,000	154,529
Barclays PLC
4.337%, due 01/10/28	505,000	565,608
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30	150,000	168,725
5.500%, due 09/13/25	500,000	588,003
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[6]	30,000	31,564
6.675%, due 09/13/43	125,000	188,482
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.600%,
1.735%, due 11/29/23[4]	600,000	619,160
5.150%, due 05/22/45	160,000	208,762
5.750%, due 01/24/22	200,000	207,139
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	272,130
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	602,753
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	150,000	169,125
Series R,
(fixed, converts to FRN on 08/01/23),
6.000%, due 08/01/23[6]	50,000	52,911
Kreditanstalt fuer Wiederaufbau
2.487%, due 04/18/36[7]	105,000	76,624
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	225,662
Morgan Stanley
4.300%, due 01/27/45	150,000	177,510

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
4.350%, due 09/08/26	365,000	415,938
4.875%, due 11/01/22	720,000	764,576
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	95,000	103,260
		6,797,186
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	89,357
4.900%, due 02/01/46	30,000	35,966
Primo Water Holdings, Inc.
4.375%, due 04/30/29[5]	50,000	50,022
		175,345
Biotechnology—0.1%
Biogen, Inc.
3.250%, due 02/15/51[5]	56,000	52,459
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	215,425
4.750%, due 03/01/46	50,000	60,772
		328,656
Building materials—0.2%
Builders FirstSource, Inc.
5.000%, due 03/01/30[5]	25,000	26,034
6.750%, due 06/01/27[5]	4,000	4,280
Cornerstone Building Brands, Inc.
6.125%, due 01/15/29[5]	42,000	44,835
Griffon Corp.
5.750%, due 03/01/28	20,000	21,100
JELD-WEN, Inc.
4.625%, due 12/15/25[5]	10,000	10,175
Masco Corp.
4.500%, due 05/15/47	100,000	117,319
Patrick Industries, Inc.
4.750%, due 05/01/29[5]	25,000	24,940
7.500%, due 10/15/27[5]	35,000	37,931
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[5]	10,000	10,420
SRM Escrow Issuer LLC
6.000%, due 11/01/28[5]	54,000	56,267

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Standard Industries, Inc.
4.375%, due 07/15/30[5]	10,000	10,109
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[5]	2,000	2,110
6.500%, due 03/15/27[5]	25,000	26,375
U.S. Concrete, Inc.
5.125%, due 03/01/29[5]	59,000	60,327
		452,222
Chemicals—0.3%
Chemours Co
5.750%, due 11/15/28[5]	94,000	100,473
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	117,922
LYB International Finance II BV
3.500%, due 03/02/27	150,000	163,802
NOVA Chemicals Corp.
4.250%, due 05/15/29[5]	20,000	20,055
5.250%, due 06/01/27[5]	75,000	80,250
Nutrien Ltd.
4.200%, due 04/01/29	100,000	114,235
Tronox, Inc.
4.625%, due 03/15/29[5]	75,000	76,822
WR Grace & Co-Conn
4.875%, due 06/15/27[5]	25,000	26,312
5.625%, due 10/01/24[5]	50,000	55,000
		754,871
Commercial services—0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.750%, due 07/15/27[5]	25,000	27,563
ASGN, Inc.
4.625%, due 05/15/28[5]	59,000	61,360
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[5]	10,000	10,400
5.750%, due 07/15/27[5]	77,000	81,139
Carriage Services, Inc.
4.250%, due 05/15/29[5]	20,000	19,975
Garda World Security Corp.
6.000%, due 06/01/29[5,8]	20,000	19,824
9.500%, due 11/01/27[5]	98,000	108,045

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Gartner, Inc.
3.750%, due 10/01/30[5]	10,000	10,038
4.500%, due 07/01/28[5]	10,000	10,525
Herc Holdings, Inc.
5.500%, due 07/15/27[5]	68,000	71,655
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.
5.000%, due 02/01/26[5]	25,000	25,875
NESCO Holdings II, Inc.
5.500%, due 04/15/29[5]	40,000	41,250
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[5]	30,000	31,725
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[5]	5,000	4,799
Rent-A-Center, Inc.
6.375%, due 02/15/29[5]	30,000	32,100
Service Corp. International
5.125%, due 06/01/29	35,000	37,884
Square, Inc.
3.500%, due 06/01/31[5]	35,000	34,998
United Rentals North America, Inc.
3.875%, due 11/15/27	40,000	42,048
4.875%, due 01/15/28	38,000	40,139
WW International, Inc.
4.500%, due 04/15/29[5]	20,000	19,995
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	96,849
		828,186
Computers—0.2%
Ahead DB Holdings LLC
6.625%, due 05/01/28[5]	25,000	25,312
Apple, Inc.
3.850%, due 05/04/43	210,000	239,413
Banff Merger Sub, Inc.
9.750%, due 09/01/26[5]	25,000	26,469
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28[5]	10,000	10,007
International Business Machines Corp.
5.875%, due 11/29/32	175,000	236,749
Science Applications International Corp.
4.875%, due 04/01/28[5]	10,000	10,391

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Western Digital Corp.
4.750%, due 02/15/26	50,000	55,612
		603,953
Distribution & wholesale—0.0%†
American Builders & Contractors Supply Co., Inc.
3.875%, due 11/15/29[5]	20,000	19,682
4.000%, due 01/15/28[5]	10,000	10,217
Avient Corp.
5.750%, due 05/15/25[5]	20,000	21,150
IAA, Inc.
5.500%, due 06/15/27[5]	35,000	36,784
Performance Food Group, Inc.
5.500%, due 10/15/27[5]	10,000	10,432
6.875%, due 05/01/25[5]	30,000	31,987
		130,252
Diversified financial services—0.4%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	102,574
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	73,464
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	221,380
GE Capital Funding LLC
3.450%, due 05/15/25	200,000	218,137
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	200,000	232,509
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[5]	10,000	9,650
6.000%, due 01/15/27[5]	30,000	30,937
OneMain Finance Corp.
5.375%, due 11/15/29	10,000	10,638
5.625%, due 03/15/23	35,000	37,056
6.125%, due 03/15/24	30,000	32,325
7.125%, due 03/15/26	100,000	116,375
8.875%, due 06/01/25	15,000	16,519
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.625%, due 03/01/29[5]	45,000	43,859

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Visa, Inc.
2.000%, due 08/15/50	50,000	41,403
		1,186,826
Electric—0.9%
Alabama Power Co.
6.000%, due 03/01/39	30,000	41,981
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	85,787
4.450%, due 01/15/49	200,000	240,317
Calpine Corp.
4.625%, due 02/01/29[5]	25,000	24,375
5.000%, due 02/01/31[5]	30,000	29,097
5.125%, due 03/15/28[5]	30,000	30,225
Clearway Energy Operating LLC
4.750%, due 03/15/28[5]	25,000	25,844
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	166,338
DTE Electric Co.
3.950%, due 03/01/49	100,000	115,723
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	150,000	177,490
Exelon Corp.
3.400%, due 04/15/26	170,000	185,470
4.450%, due 04/15/46	250,000	292,210
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[9]	30,000	34,737
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	62,777
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	100,000	112,708
Northern States Power Co.
2.600%, due 05/15/23	50,000	51,641
NRG Energy, Inc.
3.625%, due 02/15/31[5]	25,000	23,969
5.250%, due 06/15/29[5]	10,000	10,500
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	44,315
Pike Corp.
5.500%, due 09/01/28[5]	30,000	30,610

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Southern California Edison Co.
3.650%, due 02/01/50	175,000	171,727
Southern Power Co.
5.250%, due 07/15/43	160,000	188,568
Talen Energy Supply LLC
7.250%, due 05/15/27[5]	30,000	30,717
10.500%, due 01/15/26[5]	15,000	13,650
Virginia Electric and Power Co.
4.600%, due 12/01/48	100,000	124,022
Vistra Operations Co. LLC
5.000%, due 07/31/27[5]	65,000	66,381
		2,381,179
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[5]	20,000	19,750
4.750%, due 06/15/28[5]	25,000	25,376
		45,126
Electronics—0.0%†
Sensata Technologies BV
4.000%, due 04/15/29[5]	10,000	10,018

Energy-Alternate Sources—0.0%†
Renewable Energy Group, Inc.
5.875%, due 06/01/28[5]	32,000	33,290
TerraForm Power Operating LLC
4.750%, due 01/15/30[5]	30,000	30,668
		63,958
Engineering & construction—0.1%
AECOM
5.125%, due 03/15/27	55,000	60,844
Arcosa, Inc.
4.375%, due 04/15/29[5]	30,000	30,168
Dycom Industries, Inc.
4.500%, due 04/15/29[5]	40,000	39,800
Great Lakes Dredge & Dock Corp.
5.250%, due 06/01/29[5]	40,000	40,750
KBR, Inc.
4.750%, due 09/30/28[5]	10,000	10,075

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
MasTec, Inc.
4.500%, due 08/15/28[5]	10,000	10,437
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[5]	35,000	36,050
9.750%, due 07/15/28[5]	47,000	52,170
TopBuild Corp.
3.625%, due 03/15/29[5]	15,000	14,775
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[5]	30,000	31,116
		326,185
Entertainment—0.2%
Affinity Gaming
6.875%, due 12/15/27[5]	58,000	61,607
Caesars Entertainment, Inc.
6.250%, due 07/01/25[5]	65,000	68,505
8.125%, due 07/01/27[5]	118,000	130,972
CCM Merger, Inc.
6.375%, due 05/01/26[5]	29,000	30,537
Cinemark USA, Inc.
5.875%, due 03/15/26[5]	10,000	10,362
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[5]	50,000	52,187
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[5]	20,000	20,033
Scientific Games International, Inc.
7.000%, due 05/15/28[5]	35,000	37,844
8.250%, due 03/15/26[5]	25,000	26,871
8.625%, due 07/01/25[5]	30,000	32,712
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[5]	35,000	34,825
WMG Acquisition Corp.
3.000%, due 02/15/31[5]	10,000	9,438
		515,893
Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[5]	15,000	15,769
5.125%, due 07/15/29[5]	25,000	27,080
Covanta Holding Corp.
5.000%, due 09/01/30	20,000	20,600

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Environmental control—(concluded)
GFL Environmental, Inc.
3.750%, due 08/01/25[5]	10,000	10,238
4.000%, due 08/01/28[5]	10,000	9,649
5.125%, due 12/15/26[5]	38,000	39,995
8.500%, due 05/01/27[5]	20,000	21,900
Harsco Corp.
5.750%, due 07/31/27[5]	15,000	15,712
Stericycle, Inc.
3.875%, due 01/15/29[5]	15,000	14,963
Waste Pro USA, Inc.
5.500%, due 02/15/26[5]	89,000	90,557
		266,463
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[5]	5,000	4,795
4.875%, due 02/15/30[5]	20,000	20,844
5.875%, due 02/15/28[5]	15,000	15,938
7.500%, due 03/15/26[5]	30,000	33,063
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, due 11/15/28[5]	10,000	10,309
7.500%, due 04/15/25[5]	55,000	57,229
JBS USA LUX SA/JBS USA Finance, Inc.
6.750%, due 02/15/28[5]	50,000	54,687
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[5]	25,000	27,500
Kraft Heinz Foods Co.
3.875%, due 05/15/27	25,000	27,366
4.250%, due 03/01/31	50,000	55,597
5.000%, due 07/15/35	35,000	41,323
5.200%, due 07/15/45	35,000	41,330
6.875%, due 01/26/39	25,000	34,317
Kroger Co.
2.800%, due 08/01/22	100,000	102,725
3.850%, due 08/01/23	160,000	170,568
3.875%, due 10/15/46	100,000	105,381
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[5]	5,000	5,494
Post Holdings, Inc.
4.625%, due 04/15/30[5]	50,000	50,285
5.500%, due 12/15/29[5]	5,000	5,340
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[5]	30,000	30,375

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food—(concluded)
TreeHouse Foods, Inc.
4.000%, due 09/01/28	5,000	4,972
United Natural Foods, Inc.
6.750%, due 10/15/28[5]	30,000	32,135
		931,573
Forest Products & Paper—0.0%†
Clearwater Paper Corp.
4.750%, due 08/15/28[5]	30,000	29,400

Healthcare-products—0.2%
Abbott Laboratories
3.750%, due 11/30/26	62,000	70,176
4.900%, due 11/30/46	50,000	65,804
Avantor Funding, Inc.
4.625%, due 07/15/28[5]	60,000	62,449
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27[5]	10,000	10,362
Hologic, Inc.
4.625%, due 02/01/28[5]	10,000	10,395
Medtronic, Inc.
4.375%, due 03/15/35	97,000	118,439
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[5]	12,000	13,050
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	53,662
		404,337
Healthcare-services—0.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[5]	30,000	31,125
Catalent Pharma Solutions, Inc.
3.125%, due 02/15/29[5]	15,000	14,435
Centene Corp.
2.500%, due 03/01/31	35,000	33,530
3.000%, due 10/15/30	60,000	60,000
4.625%, due 12/15/29	95,000	102,546
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[5]	10,000	10,263
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[5]	45,000	47,137
6.875%, due 04/15/29[5]	60,000	61,246

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
8.000%, due 03/15/26[5]	40,000	42,815
DaVita, Inc.
4.625%, due 06/01/30[5]	25,000	25,497
Encompass Health Corp.
4.500%, due 02/01/28	60,000	61,950
HCA, Inc.
5.375%, due 02/01/25	120,000	134,250
Legacy LifePoint Health LLC
4.375%, due 02/15/27[5]	60,000	59,775
MEDNAX, Inc.
6.250%, due 01/15/27[5]	20,000	21,171
Molina Healthcare, Inc.
3.875%, due 11/15/30[5]	10,000	10,188
4.375%, due 06/15/28[5]	5,000	5,156
Select Medical Corp.
6.250%, due 08/15/26[5]	25,000	26,359
Syneos Health, Inc.
3.625%, due 01/15/29[5]	10,000	9,763
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	35,504
4.625%, due 06/15/28[5]	10,000	10,200
4.875%, due 01/01/26[5]	35,000	36,137
5.125%, due 11/01/27[5]	35,000	36,532
6.125%, due 10/01/28[5]	60,000	62,793
UnitedHealth Group, Inc.
4.625%, due 07/15/35	40,000	49,528
		987,900
Home builders—0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[5]	30,000	29,475
Forestar Group, Inc.
3.850%, due 05/15/26[5]	30,000	30,187
Installed Building Products, Inc.
5.750%, due 02/01/28[5]	10,000	10,525
KB Home
4.800%, due 11/15/29	10,000	10,719
6.875%, due 06/15/27	65,000	76,862
Mattamy Group Corp.
4.625%, due 03/01/30[5]	25,000	24,938
5.250%, due 12/15/27[5]	19,000	19,808

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[5]	25,000	26,375
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[5]	25,000	25,063
Tri Pointe Homes, Inc.
5.700%, due 06/15/28	27,000	29,565
Williams Scotsman International, Inc.
4.625%, due 08/15/28[5]	50,000	51,331
		334,848
Housewares—0.0%†
Newell Brands, Inc.
6.000%, due 04/01/46[9]	25,000	31,688

Insurance—0.5%
Allstate Corp.
3.280%, due 12/15/26	200,000	220,937
3.850%, due 08/10/49	50,000	56,678
American International Group, Inc.
2.500%, due 06/30/25	75,000	79,299
Aon PLC
4.750%, due 05/15/45	50,000	62,549
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	150,000	154,066
4.250%, due 01/15/49	100,000	119,570
HUB International Ltd.
7.000%, due 05/01/26[5]	50,000	51,900
Lincoln National Corp.
4.000%, due 09/01/23	150,000	161,473
MetLife, Inc.
4.125%, due 08/13/42	130,000	150,342
Prudential Financial, Inc.
6.625%, due 06/21/40	110,000	159,842
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	50,000	57,298
		1,273,954
Internet—0.2%
Alibaba Group Holding Ltd.
2.125%, due 02/09/31	200,000	193,771
Amazon.com, Inc.
2.500%, due 06/03/50	150,000	134,573

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Internet—(concluded)
ANGI Group LLC
3.875%, due 08/15/28[5]	10,000	9,825
Arches Buyer, Inc.
4.250%, due 06/01/28[5]	10,000	9,825
6.125%, due 12/01/28[5]	15,000	15,337
Netflix, Inc.
5.375%, due 11/15/29[5]	50,000	59,123
5.875%, due 02/15/25	15,000	17,285
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.000%, due 02/15/28[5]	30,000	29,687
		469,426
Investment companies—0.0%†
Compass Group Diversified Holdings LLC
5.250%, due 04/15/29[5]	10,000	10,318
Hightower Holding LLC
6.750%, due 04/15/29[5]	10,000	10,151
		20,469
Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[5]	5,000	5,412
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29[5]	10,000	10,294
4.875%, due 03/01/31[5]	10,000	10,225
Commercial Metals Co.
3.875%, due 02/15/31	10,000	9,875
TMS International Corp.
6.250%, due 04/15/29[5]	30,000	31,200
United States Steel Corp.
6.875%, due 03/01/29	10,000	10,476
		77,482
Leisure Time—0.1%
Carnival Corp.
5.750%, due 03/01/27[5]	40,000	42,500
7.625%, due 03/01/26[5]	50,000	54,750
11.500%, due 04/01/23[5]	50,000	57,209
NCL Corp. Ltd.
5.875%, due 03/15/26[5]	25,000	26,063
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	25,000	29,375

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
9.125%, due 06/15/23[5]	25,000	27,655
VOC Escrow Ltd.
5.000%, due 02/15/28[5]	20,000	20,150
		257,702
Lodging—0.0%†
Boyd Gaming Corp.
4.750%, due 12/01/27	35,000	35,784
4.750%, due 06/15/31[5,8]	35,000	35,360
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
5.000%, due 06/01/29[5,8]	20,000	20,200
		91,344
Machinery-construction & mining—0.0%†
BWX Technologies, Inc.
4.125%, due 06/30/28[5]	10,000	10,050
Terex Corp.
5.000%, due 05/15/29[5]	20,000	20,800
		30,850
Machinery-diversified—0.0%†
GrafTech Finance, Inc.
4.625%, due 12/15/28[5]	25,000	25,583
Mueller Water Products, Inc.
4.000%, due 06/15/29[5]	20,000	20,400
5.500%, due 06/15/26[5]	45,000	46,282
		92,265
Media—0.7%
Cable One, Inc.
4.000%, due 11/15/30[5]	30,000	29,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[5]	20,000	19,960
4.500%, due 08/15/30[5]	5,000	5,095
4.750%, due 03/01/30[5]	147,000	152,456
5.375%, due 06/01/29[5]	50,000	54,312
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	167,686
Comcast Corp.
3.969%, due 11/01/47	285,000	319,351
4.600%, due 10/15/38	225,000	270,926

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(continued)
CSC Holdings LLC
7.500%, due 04/01/28[5]	25,000	27,375
Entercom Media Corp.
6.750%, due 03/31/29[5]	20,000	20,325
Fox Corp.
3.050%, due 04/07/25	25,000	26,772
5.576%, due 01/25/49	50,000	63,881
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	34,350
News Corp.
3.875%, due 05/15/29[5]	30,000	30,262
Nexstar Broadcasting, Inc.
4.750%, due 11/01/28[5]	10,000	10,188
5.625%, due 07/15/27[5]	35,000	37,012
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[5]	10,000	10,100
6.500%, due 09/15/28[5]	50,000	51,375
Scripps Escrow II, Inc.
5.375%, due 01/15/31[5]	25,000	25,031
Scripps Escrow, Inc.
5.875%, due 07/15/27[5]	30,000	30,975
Sirius XM Radio, Inc.
4.125%, due 07/01/30[5]	20,000	20,050
5.375%, due 07/15/26[5]	75,000	77,353
5.500%, due 07/01/29[5]	30,000	32,475
TEGNA, Inc.
4.750%, due 03/15/26[5]	5,000	5,311
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	33,164
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	39,782
Townsquare Media, Inc.
6.875%, due 02/01/26[5]	10,000	10,563
Univision Communications, Inc.
4.500%, due 05/01/29[5]	10,000	10,120
6.625%, due 06/01/27[5]	20,000	21,625
Urban One, Inc.
7.375%, due 02/01/28[5]	5,000	5,295
Walt Disney Co.
2.000%, due 09/01/29	100,000	99,561

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
4.950%, due 10/15/45	70,000	89,878
		1,832,234
Mining—0.2%
Arconic Corp.
6.000%, due 05/15/25[5]	10,000	10,678
6.125%, due 02/15/28[5]	10,000	10,644
Freeport-McMoRan, Inc.
4.250%, due 03/01/30	35,000	37,639
5.400%, due 11/14/34	25,000	29,633
Hudbay Minerals, Inc.
4.500%, due 04/01/26[5]	104,000	103,205
6.125%, due 04/01/29[5]	20,000	20,950
Kaiser Aluminum Corp.
4.625%, due 03/01/28[5]	60,000	61,296
Novelis Corp.
5.875%, due 09/30/26[5]	50,000	52,140
Southern Copper Corp.
6.750%, due 04/16/40	90,000	124,088
		450,273
Miscellaneous manufacturers—0.1%
Amsted Industries, Inc.
4.625%, due 05/15/30[5]	10,000	10,075
5.625%, due 07/01/27[5]	15,000	15,771
Bombardier, Inc.
7.500%, due 12/01/24[5]	29,000	29,731
Eaton Corp.
2.750%, due 11/02/22	70,000	72,434
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	118,611
		246,622
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29	20,000	20,310

Oil & gas—0.9%
Aker BP ASA
3.750%, due 01/15/30[5]	150,000	158,448
Antero Resources Corp.
5.375%, due 03/01/30[5,8]	10,000	10,038

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.625%, due 02/01/29[5]	50,000	55,000
Apache Corp.
4.875%, due 11/15/27	10,000	10,500
5.100%, due 09/01/40	30,000	30,959
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[5]	30,000	30,825
8.250%, due 12/31/28[5]	10,000	10,875
BP Capital Markets America, Inc.
3.017%, due 01/16/27	75,000	81,025
Burlington Resources LLC
7.200%, due 08/15/31	150,000	213,259
California Resources Corp.
7.125%, due 02/01/26[5]	59,000	61,065
Comstock Resources, Inc.
6.750%, due 03/01/29[5]	30,000	31,356
Ecopetrol SA
5.375%, due 06/26/26	325,000	356,778
Endeavor Energy Resources LP/EER Finance, Inc.
6.625%, due 07/15/25[5]	30,000	31,805
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	55,319
EQT Corp.
3.625%, due 05/15/31[5]	35,000	36,048
3.900%, due 10/01/27	75,000	80,092
8.250%, due 02/01/30[9]	35,000	45,500
Equinor ASA
4.800%, due 11/08/43	50,000	63,149
Exxon Mobil Corp.
4.114%, due 03/01/46	50,000	56,756
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[5]	75,000	76,999
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	125,541
MEG Energy Corp.
5.875%, due 02/01/29[5]	65,000	67,600
7.125%, due 02/01/27[5]	55,000	58,987
Murphy Oil Corp.
6.375%, due 07/15/28	10,000	10,500
6.875%, due 08/15/24	20,000	20,480
Nabors Industries, Inc.
9.000%, due 02/01/25[5]	14,000	14,315

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Occidental Petroleum Corp.
3.400%, due 04/15/26	20,000	19,500
5.500%, due 12/01/25	3,000	3,225
5.550%, due 03/15/26	70,000	74,725
6.375%, due 09/01/28	50,000	55,604
6.450%, due 09/15/36	25,000	28,161
6.625%, due 09/01/30	15,000	17,189
6.950%, due 07/01/24	30,000	33,300
8.500%, due 07/15/27	50,000	60,714
Shell International Finance BV
4.375%, due 05/11/45	100,000	119,132
Southwestern Energy Co.
8.375%, due 09/15/28	10,000	11,081
Sunoco LP/Sunoco Finance Corp.
4.500%, due 05/15/29[5]	15,000	14,903
5.875%, due 03/15/28	15,000	15,750
WPX Energy, Inc.
5.250%, due 10/15/27	130,000	139,126
		2,385,629
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[5]	10,000	10,379
6.875%, due 04/01/27[5]	30,000	31,800
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	39,000	40,948
6.875%, due 09/01/27	35,000	36,740
		119,867
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.375%, due 01/15/28[5]	10,000	10,375
Graphic Packaging International LLC
3.500%, due 03/15/28[5]	35,000	34,826
4.750%, due 07/15/27[5]	15,000	16,144
Greif, Inc.
6.500%, due 03/01/27[5]	15,000	15,750
OI European Group BV
4.000%, due 03/15/23[5]	50,000	51,437
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[5]	30,000	32,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.000%, due 10/15/27[5]	30,000	29,475

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Silgan Holdings, Inc.
4.125%, due 02/01/28	10,000	10,343
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[5]	25,000	25,500
		226,138
Pharmaceuticals—0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	32,509
3.800%, due 03/15/25	90,000	98,779
4.450%, due 05/14/46	200,000	233,659
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	65,000	69,631
9.250%, due 04/01/26[5]	20,000	21,600
Bausch Health Cos., Inc.
5.000%, due 01/30/28[5]	25,000	23,437
7.000%, due 03/15/24[5]	51,000	52,066
Bristol-Myers Squibb Co.
4.125%, due 06/15/39	250,000	294,738
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,892
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[5]	25,000	20,125
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc.
6.125%, due 04/01/29[5]	10,000	9,862
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[5]	30,000	32,624
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[5]	25,000	25,500
Pfizer, Inc.
7.200%, due 03/15/39	270,000	427,723
		1,404,145
Pipelines—0.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[5]	60,000	64,875
Buckeye Partners LP
4.125%, due 12/01/27	15,000	14,925
5.600%, due 10/15/44	10,000	9,616
5.850%, due 11/15/43	25,000	24,250
Cheniere Energy Partners LP
4.000%, due 03/01/31[5]	30,000	30,966

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Cheniere Energy, Inc.
4.625%, due 10/15/28[5]	30,000	31,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25	35,000	35,864
6.000%, due 02/01/29[5]	5,000	5,175
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	27,385
5.625%, due 07/15/27	52,000	57,200
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	51,156
Energy Transfer LP
5.400%, due 10/01/47	100,000	113,477
EnLink Midstream LLC
5.625%, due 01/15/28[5]	30,000	31,229
EQM Midstream Partners LP
4.500%, due 01/15/29[5]	10,000	10,000
4.750%, due 01/15/31[5]	10,000	10,063
5.500%, due 07/15/28	10,000	10,676
6.500%, due 07/01/27[5]	20,000	21,983
Genesis Energy LP/Genesis Energy Finance Corp.
8.000%, due 01/15/27	63,000	64,732
Hess Midstream Operations LP
5.125%, due 06/15/28[5]	35,000	36,722
5.625%, due 02/15/26[5]	60,000	62,200
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[5]	30,000	30,750
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	169,637
5.550%, due 06/01/45	120,000	148,106
MPLX LP
4.875%, due 06/01/25	120,000	135,534
NuStar Logistics LP
5.625%, due 04/28/27	25,000	26,411
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, due 09/15/30	150,000	157,826
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	92,654
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[5]	25,000	25,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	75,000	78,374
5.500%, due 03/01/30	25,000	27,010

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Western Midstream Operating LP
4.350%, due 02/01/25[9]	40,000	41,700
4.650%, due 07/01/26	25,000	26,657
5.450%, due 04/01/44	10,000	10,341
Williams Cos., Inc.
4.300%, due 03/04/24	80,000	87,484
		1,771,978
Real estate—0.0%†
Howard Hughes Corp.
4.125%, due 02/01/29[5]	10,000	9,936
4.375%, due 02/01/31[5]	10,000	9,913
5.375%, due 08/01/28[5]	29,000	30,541
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750%, due 01/15/29[5]	20,000	20,895
		71,285
Real estate investment trusts—0.3%
AvalonBay Communities, Inc.
3.450%, due 06/01/25	70,000	76,665
Boston Properties LP, REIT
2.750%, due 10/01/26	40,000	42,822
EPR Properties
4.500%, due 04/01/25	30,000	31,624
4.500%, due 06/01/27	30,000	30,856
Equinix, Inc.
5.375%, due 05/15/27	65,000	69,698
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	40,000	41,456
iStar, Inc.
4.750%, due 10/01/24	25,000	26,131
5.500%, due 02/15/26	35,000	35,956
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[5]	15,000	15,131
5.250%, due 10/01/25[5]	15,000	15,262
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	57,000	60,278
5.750%, due 02/01/27	25,000	27,680
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[5]	27,000	27,956
5.875%, due 10/01/28[5]	10,000	10,675

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
SBA Communications Corp.
3.125%, due 02/01/29[5]	10,000	9,600
Service Properties Trust
5.500%, due 12/15/27	37,000	38,079
7.500%, due 09/15/25	25,000	27,946
Ventas Realty LP
3.500%, due 02/01/25	35,000	37,944
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	17,308
VICI Properties LP/VICI Note Co., Inc.
4.625%, due 12/01/29[5]	75,000	78,026
		721,093
Retail—0.4%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[5]	5,000	5,019
4.000%, due 10/15/30[5]	10,000	9,688
5.750%, due 04/15/25[5]	5,000	5,281
Academy Ltd.
6.000%, due 11/15/27[5]	30,000	31,875
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	10,000	10,305
4.750%, due 03/01/30	15,000	15,675
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[5]	25,000	24,656
4.500%, due 11/15/26[5]	5,000	5,219
FirstCash, Inc.
4.625%, due 09/01/28[5]	25,000	25,875
Foundation Building Materials, Inc.
6.000%, due 03/01/29[5]	50,000	49,020
Group 1 Automotive, Inc.
4.000%, due 08/15/28[5]	10,000	10,063
GYP Holdings III Corp.
4.625%, due 05/01/29[5]	35,000	35,219
Home Depot, Inc.
2.125%, due 09/15/26	50,000	52,617
3.350%, due 09/15/25	40,000	44,018
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[5]	35,000	37,030
L Brands, Inc.
6.625%, due 10/01/30[5]	20,000	22,860
6.875%, due 11/01/35	25,000	30,125

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
LBM Acquisition LLC
6.250%, due 01/15/29[5]	5,000	5,113
LCM Investments Holdings II LLC
4.875%, due 05/01/29[5]	25,000	25,674
Lithia Motors, Inc.
3.875%, due 06/01/29[5]	20,000	20,547
4.625%, due 12/15/27[5]	15,000	15,800
Macy's Retail Holdings LLC
5.875%, due 04/01/29[5]	5,000	5,326
Macy's, Inc.
8.375%, due 06/15/25[5]	5,000	5,525
McDonald's Corp.
3.800%, due 04/01/28	225,000	252,754
4.875%, due 12/09/45	20,000	24,922
Nordstrom, Inc.
4.250%, due 08/01/31[5]	10,000	10,145
Park River Holdings, Inc.
5.625%, due 02/01/29[5]	15,000	14,362
QVC, Inc.
4.750%, due 02/15/27	10,000	10,562
4.850%, due 04/01/24	25,000	27,125
Rite Aid Corp.
7.500%, due 07/01/25[5]	30,000	31,125
8.000%, due 11/15/26[5]	20,000	20,760
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[5]	2,000	2,080
SRS Distribution, Inc.
4.625%, due 07/01/28[5,8]	20,000	20,184
6.125%, due 07/01/29[5,8]	20,000	20,400
White Cap Buyer LLC
6.875%, due 10/15/28[5]	67,000	70,517
Yum! Brands, Inc.
7.750%, due 04/01/25[5]	10,000	10,875
		1,008,341
Semiconductors—0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	42,749
3.875%, due 01/15/27	150,000	164,793
NVIDIA Corp.
2.850%, due 04/01/30	100,000	106,457

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[5]	100,000	121,330
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[5]	95,000	105,574
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	88,450
Texas Instruments, Inc.
1.850%, due 05/15/22	90,000	91,324
		720,677
Software—0.6%
Boxer Parent Co., Inc.
7.125%, due 10/02/25[5]	27,000	28,960
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[5]	40,000	40,660
Fiserv, Inc.
3.200%, due 07/01/26	90,000	97,838
3.500%, due 07/01/29	200,000	217,172
Microsoft Corp.
2.375%, due 02/12/22	180,000	182,476
2.525%, due 06/01/50	220,000	204,835
3.500%, due 02/12/35	250,000	282,804
MSCI, Inc.
3.625%, due 09/01/30[5]	5,000	5,044
5.375%, due 05/15/27[5]	15,000	15,978
Open Text Corp.
5.875%, due 06/01/26[5]	30,000	30,969
Oracle Corp.
2.500%, due 05/15/22	130,000	132,367
2.800%, due 04/01/27	50,000	53,136
5.375%, due 07/15/40	216,000	269,753
		1,561,992
Telecommunications—0.8%
Altice France Holding SA
10.500%, due 05/15/27[5]	200,000	223,600
America Movil SAB de CV
3.125%, due 07/16/22	40,000	41,132
AT&T, Inc.
3.800%, due 12/01/57[5]	117,000	115,216
6.000%, due 08/15/40	330,000	437,049

UBS U.S. Allocation Fund
Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
CommScope, Inc.
8.250%, due 03/01/27[5]	25,000	26,688
Consolidated Communications, Inc.
6.500%, due 10/01/28[5]	77,000	83,256
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[9]	150,000	222,076
Frontier Communications Holdings LLC
5.875%, due 10/15/27[5]	50,000	53,125
6.750%, due 05/01/29[5]	30,000	31,367
Level 3 Financing, Inc.
4.250%, due 07/01/28[5]	30,000	30,065
LogMeIn, Inc.
5.500%, due 09/01/27[5]	40,000	41,197
Lumen Technologies, Inc.
5.625%, due 04/01/25	10,000	10,728
Series Y,
7.500%, due 04/01/24	25,000	28,000
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	48,171
Sprint Capital Corp.
6.875%, due 11/15/28	25,000	31,276
Sprint Corp.
7.625%, due 02/15/25	30,000	35,471
7.625%, due 03/01/26	10,000	12,150
7.875%, due 09/15/23	75,000	84,983
T-Mobile USA, Inc.
2.875%, due 02/15/31	5,000	4,822
Telecom Italia Capital SA
6.375%, due 11/15/33	10,000	11,550
Telesat Canada/Telesat LLC
5.625%, due 12/06/26[5]	10,000	9,974
Verizon Communications, Inc.
2.987%, due 10/30/56	50,000	44,545
3.376%, due 02/15/25	193,000	210,355
4.016%, due 12/03/29	182,000	205,672
4.862%, due 08/21/46	50,000	62,012
ViaSat, Inc.
5.625%, due 09/15/25[5]	50,000	51,100

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
5.625%, due 04/15/27[5]	15,000	15,687
		2,171,267
Toys/Games/Hobbies—0.0%†
Mattel, Inc.
3.750%, due 04/01/29[5]	10,000	10,237

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, due 03/15/22	150,000	152,287
5.150%, due 09/01/43	210,000	277,300
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	70,524
3.400%, due 11/01/49	100,000	102,200
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	56,094
Watco Cos. LLC/Watco Finance Corp.
6.500%, due 06/15/27[5]	10,000	10,575
		668,980
Trucking & leasing—0.0%†
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[5]	5,000	5,190

Total corporate bonds (cost—$35,773,465)		36,952,738

Mortgage-backed securities—4.6%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[5,10]	178,517	179,435
Series 2020-4, Class A1,
1.469%, due 06/25/65[5,10]	200,031	200,844
Series 2020-R1, Class A1,
0.990%, due 04/25/53[5,10]	300,338	300,733
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[5,10]	78,080	78,602
Series 2019-4, Class A1,
2.993%, due 07/26/49[5,10]	178,083	179,778
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[5,10]	133,839	134,518

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
BANK,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	343,451
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[5]	350,000	395,180
BENCHMARK Mortgage Trust,
Series 2019-B10, Class C,
3.750%, due 03/15/62	250,000	264,412
Series 2020-B20, Class AS,
2.375%, due 10/15/53	300,000	300,677
BX,
Series 2021-MFM1, Class D,
1 mo. USD LIBOR + 1.500%,
1.601%, due 01/15/34[4,5]	175,000	175,000
CHT Mortgage Trust,
Series 2017-CSMO, Class D,
1 mo. USD LIBOR + 2.250%,
2.351%, due 11/15/36[4,5]	375,000	376,053
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[10]	350,000	401,358
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[5,10]	815,058	816,045
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[5,10]	52,674	53,074
Series 2020-3, Class A1,
1.506%, due 04/27/65[5,10]	77,768	78,232
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[5,10]	109,114	109,026
COMM Mortgage Trust,
Series 2021-LBA, Class C,
1 mo. USD LIBOR + 1.200%,
1.301%, due 03/15/38[4,5]	1,000,000	1,000,000
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[5,9]	236,174	237,582
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[5,10]	251,038	251,214
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.981%, due 05/25/50[5,10]	50,000	55,561

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
GB Trust,
Series 2020-FLIX, Class C,
1 mo. USD LIBOR + 1.600%,
1.701%, due 08/15/37[4,5]	250,000	250,313
GS Mortgage Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[5,10]	543,443	544,004
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[10]	325,000	357,478
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[5,10]	121,607	122,007
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	425,717
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	270,455
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
1.702%, due 04/15/38[4,5]	700,000	700,420
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[10]	260,000	286,423
Series 2017-C34, Class C,
4.179%, due 11/15/52[10]	150,000	161,265
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[5,10]	77,112	78,112
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.201%, due 03/15/36[4,5]	850,000	849,234
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[5,10]	177,747	179,532
Series 2020-1, Class A1,
2.376%, due 02/25/24[5,10]	78,628	79,844
Series 2020-2, Class A1,
1.654%, due 05/25/60[5,10]	149,184	150,123
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
2.201%, due 03/15/36[4,5]	169,572	169,143

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Verus Securitization Trust,
Series 2019-3, Class A1,
2.784%, due 07/25/59[5,9]	118,493	120,389
Series 2019-4, Class A1,
2.642%, due 11/25/59[5,9]	137,611	139,816
Series 2020-4, Class A1,
1.502%, due 05/25/65[5,9]	94,299	95,272
Series 2020-5, Class A1,
1.218%, due 05/25/65[5,9]	174,088	174,780
Series 2021-1, Class A1,
0.815%, due 01/25/66[5,10]	246,846	246,357
Series 2021-R1, Class A1,
0.820%, due 10/25/63[5,10]	372,991	371,512
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,3,5,10]	650,000	649,998
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[5,10]	57,867	58,474
Series 2020-2, Class A1,
1.475%, due 04/25/65[5,10]	79,221	79,632
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.834%, due 05/15/51[10]	150,000	157,283
Total mortgage-backed securities (cost—$12,573,241)		12,648,358

Municipal bonds—0.8%
California—0.1%
State of California, GO Bonds
7.550%, due 04/01/39	205,000	339,402

Georgia—0.1%
State of Georgia, GO Bonds,
Series B,
3.950%, due 07/01/37	250,000	279,624

Hawaii—0.1%
State of Hawaii, GO Bonds,
Series FZ,
2.245%, due 08/01/38	125,000	119,963

Illinois—0.1%
State of Illinois, GO Bonds
6.630%, due 02/01/35	150,000	182,817

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Massachusetts—0.0%†
Commonwealth of Massachusetts, Taxable Refunding, GO Bonds,
Series D,
2.813%, due 09/01/43	40,000	40,714

Michigan—0.0%†
Michigan Finance Authority Hospital (Trinity Health Corp Obligated Group), Taxable Refunding, Revenue Bonds,
Series G,
3.084%, due 12/01/34	100,000	106,247

New York—0.2%
Metropolitan Transportation Authority, Revenue Bonds
6.668%, due 11/15/39	40,000	56,479
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series C-5,
3.800%, due 05/01/29	300,000	338,093
New York State Dormitory Authority Unrefunded, Taxable Refunding, Revenue Bonds,
Series F,
3.190%, due 02/15/43	100,000	105,498
New York State Dormitory Authority, Taxable Refunding, Revenue Bonds,
Series F,
2.657%, due 02/15/28	150,000	160,980
		661,050
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	129,467

Texas—0.1%
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44	150,000	144,069

Utah—0.0%†
Utah Transit Authority, Taxable Refunding, Revenue Bonds,
Series B,
3.443%, due 12/15/42	100,000	104,949

Total municipal bonds (cost—$2,014,944)		2,108,302

Non-U.S. government agency obligations—0.7%
Chile Government International Bond
3.125%, due 01/21/26	200,000	216,166
Colombia Government International Bond
8.125%, due 05/21/24	135,000	159,579

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Indonesia Government International Bond
3.400%, due 09/18/29	200,000	215,596
Israel Government AID Bond
5.500%, due 09/18/33	175,000	243,314
Mexico Government International Bond
3.250%, due 04/16/30	200,000	206,475
4.750%, due 04/27/32	200,000	227,288
Panama Government International Bond
6.700%, due 01/26/36	265,000	356,640
8.875%, due 09/30/27	60,000	83,186
Peruvian Government International Bond
2.783%, due 01/23/31	150,000	150,169
Republic of Poland Government International Bond
5.000%, due 03/23/22	35,000	36,305
Uruguay Government International Bond
4.125%, due 11/20/45	80,000	91,740
Total non-U.S. government agency obligations (cost—$1,906,501)		1,986,458

U.S. government agency obligations—4.8%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	129,634	136,459
3.000%, due 07/01/47	167,146	175,130
3.000%, due 08/01/47	159,402	167,016
4.000%, due 05/01/47	173,908	186,651
5.000%, due 03/01/38	14,189	16,177
5.500%, due 05/01/37	81,517	95,297
5.500%, due 08/01/40	17,347	20,417
6.500%, due 08/01/28	32,799	37,060
Federal National Mortgage Association Certificates
1.875%, due 09/24/26	200,000	210,605
2.000%, due 01/01/51	586,520	593,102
2.000%, due 03/01/51	2,051,336	2,075,184
3.000%, due 11/01/48	259,805	273,401
3.000%, due 02/01/50	324,056	338,435
3.500%, due 12/01/47	123,475	130,737
3.500%, due 02/01/48	833,322	882,973
4.000%, due 12/01/39	44,462	48,823
4.000%, due 02/01/41	21,359	23,451
4.000%, due 08/01/45	131,575	144,850
4.500%, due 09/01/37	139,524	155,918
4.500%, due 07/01/47	86,231	93,736
5.000%, due 10/01/39	5,676	6,445
5.000%, due 05/01/40	7,226	8,180

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
5.500%, due 08/01/39	18,563	21,210
7.000%, due 08/01/32	92,539	109,935
7.500%, due 02/01/33	1,530	1,679
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	32,741	36,236
Government National Mortgage Association Certificates II
3.000%, due 01/20/47	70,373	74,163
3.000%, due 07/20/47	202,314	213,225
3.000%, due 08/20/47	151,425	159,591
3.500%, due 04/20/47	191,307	202,981
6.000%, due 11/20/28	338	379
6.000%, due 02/20/29	706	793
6.000%, due 02/20/34	219,806	256,112
UMBS TBA
2.000%	1,800,000	1,814,922
2.500%	1,850,000	1,918,781
3.000%	2,375,000	2,479,690
Total U.S. government agency obligations (cost—$12,906,575)		13,109,744

U.S. Treasury obligations—4.6%
U.S. Treasury Bonds
1.250%, due 05/15/50	680,000	526,947
1.375%, due 11/15/40	1,293,000	1,121,475
1.375%, due 08/15/50	555,000	444,325
2.000%, due 02/15/50	145,000	135,773
2.250%, due 08/15/49	305,000	301,867
2.875%, due 05/15/49	535,000	600,496
3.125%, due 02/15/42	485,000	561,350
3.375%, due 11/15/48	220,000	269,706
3.750%, due 11/15/43	230,000	292,531
U.S. Treasury Inflation Index Note (TIPS)
0.250%, due 07/15/29	2,071	2,312
U.S. Treasury Notes
0.125%, due 07/31/22	1,000,000	1,000,508
0.250%, due 10/31/25	990,000	971,592
0.375%, due 11/30/25	2,925,000	2,883,182
0.500%, due 10/31/27	135,000	129,500
0.875%, due 11/15/30	1,065,000	999,436
1.125%, due 02/15/31	1,200,000	1,148,812
1.500%, due 03/31/23	1,250,000	1,281,103

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
1.625%, due 08/15/29	10,000	10,146
Total U.S. Treasury obligations (cost—$13,141,504)		12,681,061

	Number of shares
Short-term investments—7.0%
Investment companies—7.0%
State Street Institutional U.S. Government Money Market Fund, 0.030%[11] (cost—$19,072,591)	19,072,591	19,072,591

Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.010%[11] (cost—$1,804,614)	1,804,614	1,804,614
Total investments (cost—$228,479,778)[12]—102.1%		279,772,436
Liabilities in excess of other assets—(2.1)%		(5,864,634)
Net assets—100.0%		$273,907,802

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
78	USD	Russell 1000 E-Mini Index Futures	June 2021	5,816,023	6,175,260	359,237
161	USD	Russell 2000 Value E-Mini Index Futures	June 2021	18,909,844	18,262,230	(647,614)
U.S. Treasury futures buy contracts:
4	USD	U.S. Treasury Note 2 Year Futures	September 2021	882,536	882,937	401
49	USD	U.S. Treasury Note 5 Year Futures	September 2021	6,058,846	6,068,727	9,881
Total				31,667,249	31,389,154	(278,095)

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

Number of contracts	currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation) ($)
Futures contracts—(concluded)

Index futures sell contracts:
28	USD	S&P 500 E-Mini Index Futures	June 2021	(5,506,000)	(5,883,360)	(377,360)
U.S. Treasury futures sell contracts:

2	USD	U.S. Long Bond Futures	September 2021	(313,371)	(313,062)	309
68	USD	U.S. Treasury Note 10 Year Futures	September 2021	(8,947,213)	(8,971,750)	(24,537)
4	USD	U.S. Ultra Treasury Note 10 Year Futures	September 2021	(579,120)	(579,813)	(693)
Total				(15,345,704)	(15,747,985)	(402,281)
Net unrealized appreciation (depreciation)						(680,376)

Centrally cleared credit default swap agreements on credit indices—buy protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 36 Index	USD	26,400	06/20/26	Quarterly	1.000	—	(696,796)	(696,796)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield Series 36 Index	USD	4,900	06/20/26	Quarterly	5.000	(457,271)	524,291	67,020

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
MSCI	USD	2	06/20/21	Quarterly	0.196	3 Month USD Libor plus 0 bps	2	4,870	4,872

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	153,230,901	—	—	153,230,901
Preferred stocks	—	—	0	0
Exchange traded funds	13,561,660	—	—	13,561,660
Asset-backed securities	—	12,016,167	599,842	12,616,009
Corporate bonds	—	36,952,738	—	36,952,738
Mortgage-backed securities	—	11,998,360	649,998	12,648,358
Municipal bonds	—	2,108,302	—	2,108,302
Non-U.S. government agency obligations	—	1,986,458	—	1,986,458
U.S. government agency obligations	—	13,109,744	—	13,109,744
U.S. Treasury obligations	—	12,681,061	—	12,681,061
Short-term investments	—	19,072,591	—	19,072,591
Investment of cash collateral from securities loaned	—	1,804,614	—	1,804,614
Futures contracts	369,828	—	—	369,828
Swap agreements	—	529,161	—	529,161
Total	167,162,389	112,259,196	1,249,840	280,671,425

Liabilities
Futures contracts	(1,050,204)	—	—	(1,050,204)
Swap agreements	—	(696,796)	—	(696,796)
Total	(1,050,204)	(696,796)	—	(1,747,000)

At May 31, 2021, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

Portfolio footnotes
†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.
4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $30,217,436, represented 11.0% of the Fund's net assets at period end.
6	Perpetual investment. Date shown reflects the next call date.
7	Rate shown reflects annualized yield at the period end on zero coupon bond.
8	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
9	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
10	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11	Rate shown reflects 7 day yield as of May 31, 2021.
12	Includes $5,062,451 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,804,614 and non-cash collateral of $3,410,027.
13	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
14	Payments made or received are based on the notional amount.
15	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FRN	Floating Rate Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
OTC	Over The Counter
REIT	Real Estate Investment Trust

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2021 (unaudited)

TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semi annual report to shareholders dated February 28, 2021.